Contingencies, Commitments and Responsibilities - Schedule of Responsibilities Arising From the Regular Course of Business (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Third party operations
Collections	$ 17,985	$ 17,030
Transferred financial assets managed by the Bank	1,200,155	1,101,327
Third party funds under management	2,541,495	2,306,154
Subtotals	3,759,635	3,424,511
Custody of securities
Securities held in custody	5,229,078	5,896,162
Securities held in custody deposited in other entities		315,347
Securities issued by the Bank held in custody	131,648	148,193
Subtotals	5,360,726	6,359,702
Totals	$ 9,120,361	$ 9,784,213